Summary of Significant Accounting Policies (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Receivables Held-for-sale, Amount	$ 373,512	$ 152,371
Laifeng Anpulo Yunxing Transportation [Member]
Related Party Transaction [Line Items]
Receivables Held-for-sale, Amount	262,222	3,014	0
Laifeng Fangchi Hotel [Member]
Related Party Transaction [Line Items]
Receivables Held-for-sale, Amount	111,290	99,724	0
Laifeng Fangchi Paotang Restaurant [Member]
Related Party Transaction [Line Items]
Receivables Held-for-sale, Amount		$ 49,633	$ 0